Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investment Securities [Abstract]
Amortized cost and fair value of the securities available for sale
The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$78,420	2	622	77,800
State and political subdivisions	2,232	39	-	2,271
Mortgage backed securities and collateralized mortgage obligations - residential	486,107	1,108	3,655	483,560
Corporate bonds	1,500	-	-	1,500
Small Business Administration- guaranteed participation securities	103,273	-	2,777	100,496
Mortgage backed securities and collateralized mortgage obligations - commercial	10,696	-	249	10,447
Other	650	-	-	650
Total debt securities	682,878	1,149	7,303	676,724
Equity securities	35	-	-	35
Total securities available for sale	$682,913	1,149	7,303	676,759

(dollars in thousands)	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$200,531	22	1,724	198,829
State and political subdivisions	7,623	135	-	7,758
Mortgage backed securities and collateralized mortgage obligations - residential	552,230	267	20,048	532,449
Corporate bonds	10,429	43	1	10,471
Small Business Administration- guaranteed participation securities	111,383	-	8,354	103,029
Mortgage backed securities and collateralized mortgage obligations - commercial	10,965	-	407	10,558
Other	650	-	-	650
Total debt securities	893,811	467	30,534	863,744
Equity securities	10	-	-	10
Total securities available for sale	$893,821	467	30,534	863,754

Investment [Line Items]
Proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses
The proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses from sales and calls during 2014, 2013 and 2012 are as follows:

(dollars in thousands)	Year ended December 31,
	2014	2013	2012

Proceeds from sales	$69,147	160,820	154,944
Proceeds from calls	251,927	256,384	1,049,442
Gross realized gains	720	1,702	2,584
Gross realized losses	3	80	423

Amortized cost and fair value of the held to maturity securities
The amortized cost and fair value of the held to maturity securities are as follows:

(dollars in thousands)	December 31, 2014
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value
Mortgage backed securities and collateralized mortgage obligations - residential	$60,986	3,334	-	64,320
Corporate bonds	9,960	1,062	-	11,022
Total held to maturity	$70,946	4,396	-	75,342

(dollars in thousands)	December 31, 2013
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value
Mortgage backed securities and collateralized mortgage obligations - residential	$76,270	2,744	138	78,876
Corporate bonds	9,945	1,484	-	11,429
Total held to maturity	$86,215	4,228	138	90,305

Securities held in available for sale and held to maturity greater than 10% of shareholders equity
The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2014 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized	Fair
	Cost	Value
Federal Home Loan Mortgage Corporation	$141,819	141,307
Federal National Mortgage Association	376,197	374,518
Government National Mortgage Association	81,272	83,617
Small Business Administration	103,273	100,496

Securities available for sale [Member]
Investment [Line Items]
Debt securities based on the securities final maturity
The following table distributes the debt securities included in the available for sale portfolio as of December 31, 2014, based on the securities’ final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

(dollars in thousands)	Amortized	Fair
	Cost	Value
Due in one year or less	$4,159	4,163
Due in one year through five years	415,064	413,058
Due after five years through ten years	263,343	259,189
Due after ten years	312	314
	$682,878	676,724

Gross unrealized losses on investment securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position
Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2014
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss

U.S. government sponsored enterprises	$12,840	81	54,959	541	67,799	622
Mortgage backed securities and collateralized mortgage obligations - residential	65,549	492	325,476	3,163	391,025	3,655
Small Business Administration-guaranteed participation securities	-	-	100,496	2,777	100,496	2,777
Mortgage backed securities and collateralized mortgage obligations - commercial	-	-	10,447	249	10,447	249

Total	$78,389	573	491,378	6,730	569,767	7,303

(dollars in thousands)	December 31, 2013
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss
U.S. government sponsored enterprises	$198,023	1,724	-	-	198,023	1,724
Mortgage backed securities and collateralized mortgage obligations - residential	466,056	17,698	54,835	2,350	520,891	20,048
Corporate bonds	902	1	-	-	902	1
Small Business Administration-guaranteed participation securities	103,029	8,354	-	-	103,029	8,354
Mortgage backed securities and collateralized mortgage obligations - commercial	10,558	407	-	-	10,558	407

Total	$778,568	28,184	54,835	2,350	833,403	30,534

Held to maturity securities [Member]
Investment [Line Items]
Debt securities based on the securities final maturity
The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2014, based on the securities’ final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

(dollars in thousands)	Amortized	Fair
	Cost	Value
Due in one year or less	$-	-
Due in one year through five years	69,598	73,895
Due in five years through ten years	1,348	1,447
	$70,946	75,342

Gross unrealized losses on investment securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position
There were no held to maturity securities with gross unrecognized losses as December 31, 2014.  Gross unrecognized losses on held to maturity securities and the related fair values aggregated by the length of time that individual securities have been in an unrecognized loss position at December 31, 2013, were as follows:

(dollars in thousands)	December 31, 2013
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unrec.	Fair	Unrec.	Fair	Unrec.
	Value	Loss	Value	Loss	Value	Loss
Mortgage backed securities and collateralized mortgage obligations - residential	$27,091	138	-	-	27,091	138
Total	$27,091	138	-	-	27,091	138